Average Annual Total Returns{- Freedom Lifetime Income I Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-10 - Freedom Lifetime Income I Portfolio	VIP Freedom Lifetime Income I Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Freedom Lifetime Income I Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Freedom Lifetime Income I Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0800 Past 1 year	F0800 Past 5 years	F0800 Past 10 years
Total	10.44%	6.43%	5.68%	7.51%	4.44%	3.84%	8.61%	5.70%	5.49%